Income Tax Expense_Income Tax Expense(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Tax payable
Current tax expense		₩ 700,597,000,000		₩ 607,175,000,000	₩ 342,066,000,000
Adjustments recognized in the period for current tax of prior years		(39,445,000,000)		27,217,000,000	(17,939,000,000)
Sub-total		661,152,000,000		634,392,000,000	324,127,000,000
Changes in deferred income tax assets (liabilities)	[1]	212,195,000,000		(201,012,000,000)	93,221,000,000
Income tax recognized directly in equity
Exchange difference in foreign operation		25,674,000,000		(11,338,000,000)	0
Remeasurements of net defined benefit liabilities		(7,240,000,000)		(4,093,000,000)	7,363,000,000
Change in value of available-for-sale financial assets		(84,781,000,000)		20,754,000,000	5,177,000,000
Change in value of held-to-maturity financial assets		(3,789,000,000)		(1,186,000,000)	349,000,000
Share of other comprehensive loss of associates		20,975,000,000		116,000,000	(816,000,000)
Cash flow hedges		(4,368,000,000)		(1,423,000,000)	(486,000,000)
Hedges of a net investment in a foreign operation		(8,186,000,000)		2,265,000,000	8,134,000,000
Other comprehensive income for assets held for sale		(21,498,000,000)		0	0
Other comprehensive income for separate accounts		4,829,000,000		0	0
Sub-total		(78,384,000,000)		5,095,000,000	19,721,000,000
Others		0		0	320,000,000
Average effective tax rate and tax expense (Tax rate)		₩ 794,963,000,000	$ 744,752	₩ 438,475,000,000	₩ 437,389,000,000
Description of amended tax rate by taxable income		The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for ₩ 200 million and below is 11%, for ₩ 200 million to ₩ 20 billion is 24.2%, for ₩ 20 billion to ₩ 300 billion is 24.2% and for over ₩ 300 billion is 27.5%	The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for ₩ 200 million and below is 11%, for ₩ 200 million to ₩ 20 billion is 24.2%, for ₩ 20 billion to ₩ 300 billion is 24.2% and for over ₩ 300 billion is 27.5%	The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for ₩ 200 million and below is 11%, for ₩ 200 million to ₩ 20 billion is 24.2%, for ₩ 20 billion to ₩ 300 billion is 24.2% and for over ₩ 300 billion is 27.5%	The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for ₩ 200 million and below is 11%, for ₩ 200 million to ₩ 20 billion is 24.2%, for ₩ 20 billion to ₩ 300 billion is 24.2% and for over ₩ 300 billion is 27.5%

[1]	The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for ￦200 million and below is 11%, for ￦200 million to ￦20 billion is 22%, for ￦20 billion to ￦300 billion is 24.2% and for over ￦300 billion is 27.5%.